Accounts Receivable, Net	6 Months Ended
Oct. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 5 – Accounts receivable, net

Accounts receivable, net consist of the following:

	As of April 30, 2024	As of October 31, 2024
	JPY	JPY	USD
		(Unaudited)	(Unaudited)
Accounts receivable	38,979,600	28,309,600	185,819
Less: Allowance for expected credit loss	-	-	-
Add: Consumption tax receivable	1,732,329	-	-
Accounts receivable, net	40,711,929	28,309,600	185,819